Long-term debt, current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long Term Bank Debt [Abstract]
Long-term debt, gross	$ 98,700	$ 98,700
Related deferred financing costs	(501)	(598)
Long-term debt, net of deferred financing costs	$ 98,199	$ 98,102